PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

10. PROPERTY, PLANT AND EQUIPMENT

        The net book value of property, plant and equipment as of December 31, 2012 and 2011, was as follows:

		December 31,
	Useful lives, months
		2012	2011
Network, base station equipment and related leasehold improvements (including leased assets of $nil and $1.2 million)	60 - 204	$12,897,657	$11,438,358
Office equipment, computers and other	36 - 180	1,308,512	1,232,189
Buildings and related leasehold improvements (including leased assets of $0.8 million and $0.8 million)	240 - 600	826,880	776,359
Vehicles (including leased assets of $32.6 million and $31.5 million)	36 - 84	94,313	88,162

Property, plant and equipment, at cost (including leased assets of $33.4 million and $33.5 million)		15,127,362	13,535,068
Accumulated depreciation (including leased assets of $18.3 million and $11.4 million)		(7,996,845)	(7,023,556)
Construction in progress and equipment for installation		1,817,695	1,730,965

Property, plant and equipment, net		$8,948,212	$8,242,477

        Depreciation expense during the years ended December 31, 2012, 2011 and 2010 amounted to $1,806 million, $1,802.1 million and $1,518.8 million, respectively.

        Depreciation of the assets recorded as capital leases during the years ended December 31, 2012, 2011 and 2010 amounted to $9.3 million, $9.5 million and $2.8 million, respectively. Interest expense accrued on capital lease obligations for the years ended December 31, 2012, 2011 and 2010 amounted to $4.3 million, $1.8 million and $0.5 million, respectively.